STOCK-BASED COMPENSATION	3 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

4.	STOCK-BASED COMPENSATION

The following table summarizes stock-based compensation expense for the three months ended September 30, 2021 and 2020:

	Three Months Ended September 30,
	2021	2020
Cost of Goods Sold	$28,415	$11,233
Research and Development Expenses	43,489	16,925
Selling, General and Administrative Expenses	88,167	42,988
	$160,071	$71,146

No compensation has been capitalized because such amounts would have been immaterial.

The following tables summarize stock option activity for the three months ended September 30, 2021:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2021	2,578,200	$1.13	6.73 years
Cancelled	(15,000)	$1.80
Outstanding at September 30, 2021	2,563,200	$1.13	6.46 years

Information related to the stock options outstanding as of September 30, 2021 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.48	60,000	4.50	$0.48	60,000	$0.48
$0.50	80,000	4.72	$0.50	80,000	$0.50
$0.55	40,000	2.67	$0.55	40,000	$0.55
$0.70	100,000	6.84	$0.70	100,000	$0.70
$0.73	758,000	5.09	$0.73	758,000	$0.73
$0.85	6,000	1.26	$0.85	6,000	$0.85
$0.90	36,000	2.69	$0.90	36,000	$0.90
$1.20	200,200	0.42	$1.20	200,200	$1.20
$1.25	45,000	8.47	$1.25	15,000	$1.25
$1.30	453,000	7.70	$1.30	266,522	$1.30
$1.40	70,000	9.13	$1.40	70,000	$1.40
$1.42	100,000	7.95	$1.42	66,667	$1.42
$1.45	5,000	9.44	$1.45	–	$–
$1.50	70,000	8.19	$1.50	70,000	$1.50
$1.68	540,000	9.68	$1.68	270,000	$1.68
0.48–1.68	2,563,200	6.46	$1.13	2,038,389	$1.13

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of September 30, 2021 was $1,564,100 and $1,355,063, respectively.